Significant Accounting Policies	12 Months Ended
Mar. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Significant Accounting Policies
4.	Significant accounting policies

(a) Foreign currency translation

In preparing the financial statements of individual entities, transactions in currencies other than the entity’s functional currency (foreign currencies) are recognized at exchange rates in effect on the date of the transactions. At each reporting date monetary assets and liabilities denominated in foreign currencies are re-translated at the exchange rates applicable at that date. Non-monetary items carried at fair value that are denominated in foreign currencies are translated at the rates prevailing at the date when the fair value was determined. Non-monetary assets and liabilities that are measured at historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Realized and unrealized exchange gains and losses are recognized through net income (loss).

For the purposes of presenting consolidated financial statements the assets and liabilities of foreign operations, including goodwill and fair value adjustments arising from acquisition, are translated into Canadian dollars at the exchange rates applicable at the date of the consolidated statements of financial position. Income and expenses, and cash flows of foreign operations are translated into Canadian dollars using average exchange rates. Exchange differences resulting from translating foreign operations are recognized in Other comprehensive income and accumulated in equity.

(b) Cash and cash equivalents

Cash consists of bank account balances and cash on hand. Cash equivalents consist of highly liquid marketable securities and term deposits with original maturities of three months or less, and are stated at cost, which approximates fair value.

(c) Property, plant and equipment

Property, plant and equipment is measured at cost less accumulated depreciation and impairment losses. Depreciation is calculated on a straight-line basis over the estimated service lives of the assets, which are as follows:

Buildings and greenhouses	20 - 40 years
Production and warehouse equipment	3 - 30 years
Leasehold improvements	3 - 20 years
Computer equipment	3 - 5 years
Office and lab equipment	3 - 10 years

An asset’s residual value, useful life and depreciation method are reviewed annually and adjusted if appropriate. When parts of an item of equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

Gains and losses on disposal of an item are determined by comparing the proceeds from disposal with the carrying amount of the item and recognized in net income (loss).

Assets under finance lease are amortized according to their asset category.

Assets in process are transferred to the appropriate asset class when available for use and depreciation of the assets commences at that point.

(d) Intangible assets

Finite-lived intangible assets are recorded at cost less accumulated amortization and accumulated impairment losses. Amortization is provided on a straight-line basis over the following terms:

Health Canada licenses	Useful life of facility or lease term
Licensed brands	5 - 8 years
Distribution channel	5 years
Operating licenses	4 years
Intellectual property	15 years
Software and domain names	3 - 5 years

The estimated useful life and amortization method are reviewed at the end of each reporting year, with the effect of any changes in estimate being accounted for on a prospective basis.

Intangible assets with indefinite useful lives are comprised of certain acquired brand name, product rights, and licenses to grow which are carried at cost less accumulated impairment losses. Indefinite life intangible assets are not amortized, but are tested for impairment annually and when there is an indication of impairment.

(e) Impairment of long-lived assets

Long-lived assets, including property, plant and equipment and intangible assets are tested for impairment when there are indicators of impairment at each statement of financial position date or whenever events or changes in circumstances indicate that the carrying amount of an asset exceeds its recoverable amount. Intangible assets with an indefinite useful life are tested for impairment at least annually in the fourth quarter and whenever there is an indication that the asset may be impaired.

For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the cash-generating unit, or "CGU"). The recoverable amount of an asset or a CGU is the higher of its fair value, less costs to sell, and its value in use. If the carrying amount of an asset exceeds its recoverable amount, an impairment charge is recognized immediately in net income (loss) equal to the amount by which the carrying amount exceeds the recoverable amount. Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the lesser of the revised estimate of recoverable amount, and the carrying amount that would have been recorded had no impairment loss been recognized previously.

(f) Goodwill

Goodwill represents the excess of the price paid for the acquisition of an entity over the fair value of the net identifiable tangible and intangible assets and liabilities acquired. Currently, the Company has two reportable segments, the Cannabis operations segment and Canopy Rivers segment. The Company has determined that the goodwill associated with all acquisitions belongs to the Cannabis operations segment as this is the segment that holds the acquired entities and the lowest level at which management monitors goodwill.

Goodwill is measured at historical cost and is evaluated for impairment annually in the fourth quarter or more often if events or circumstances indicate there may be an impairment. CGUs have been grouped for purposes of impairment testing. Impairment is determined for goodwill by assessing if the carrying value of CGUs which comprise the CGU segment, including goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs to sell and the value in use. Impairment losses recognized in respect of the CGUs are first allocated to the carrying value of goodwill and any excess is allocated to the carrying amount of assets in the CGUs. Any goodwill impairment is recorded in income in the reporting year in which the impairment is identified. Impairment losses on goodwill are not subsequently reversed.

(g) Leased assets

The Company leases some items of property, plant and equipment. A lease of property, plant and equipment is classified as a finance lease if it transfers substantially all the risks and rewards incidental to ownership to the Company. A lease of property, plant and equipment is classified as an operating lease whenever the terms of the lease do not transfer substantially all of the risks and rewards of ownership to the lessee. Operating lease payments are recognized as an expense on a straight-line basis over the lease term, except where another systematic basis is more representative of the time pattern in which the economic benefits are consumed.

(h) Assets held for sale

Assets and liabilities held for disposal are no longer depreciated and are presented separately in the consolidated statements of financial position at the lower of their carrying amount and fair value less costs to sell. An asset is regarded as held for sale if its carrying amount will be recovered principally through a sale transaction, rather than through continuing use. For this to be the case, the asset must be available for immediate sale and its sale must be highly probable.

(i) Research and development

Research costs are expensed as incurred. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development to use or sell the asset. Other development expenditures are recognized in net income (loss) as incurred.

(j) Income taxes

The Company uses the liability method to account for income taxes. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities for accounting purposes, and their respective tax bases. Deferred income tax assets and liabilities are measured using tax rates that have been enacted or substantively enacted applied to taxable income in the reporting years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in statutory tax rates is recognized in net income (loss) in the year of change. Deferred income tax assets are recorded when their recoverability is considered probable and are reviewed at the end of each reporting year.

(k) Share-based compensation

The Company measures equity settled share-based payments based on their fair value at the grant date and recognizes compensation expense over the vesting period based on the Company’s estimate of equity instruments that will eventually vest. Expected forfeitures are estimated at the date of grant and subsequently adjusted if further information indicates actual forfeitures may vary from the original estimate. The impact of the revision of the original estimate is recognized in net income (loss) such that the cumulative expense reflects the revised estimate. For share-based payments granted to non-employees the compensation expense is measured at the fair value of the good and services received except where the fair value cannot be estimated in which case it is measured at the fair value of the equity instruments granted. The fair value of share-based compensation to non-employees is periodically re-measured until counterparty performance is complete, and any change therein is recognized over the reporting year and in the same manner as if the Company had paid cash instead of paying with or using equity instruments. Consideration paid by employees or non-employees on the exercise of stock options is recorded as share capital and the related share-based compensation is transferred from share-based reserve to share capital.

(l) Earnings (loss) per share

The Company presents basic and diluted earnings (loss) per share data for its common shares. Basic earnings (loss) per share is calculated by dividing the net income (loss) attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted earnings (loss) per share is determined by adjusting the net income (loss) attributable to common shareholders and the weighted average number of common shares outstanding, adjusted for the effects of all dilutive potential common shares, which comprise warrants, share options issued, and convertible senior notes.

(m) Critical judgments in applying accounting policies

The following are the critical judgments, apart from those involving estimations (refer to (n) below), that have the most significant effect on the amounts recognized in the consolidated financial statements.

(i) Business combinations

Judgment is used in determining whether an acquisition is a business combination or an asset acquisition. Judgement is also required to assess whether the amounts paid on achievement of milestones represents contingent consideration or compensation for post-acquisition services. Judgment is also required to assess whether contingent consideration should be classified as equity or a liability. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as a liability is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognised in net income (loss).

(ii) Control, joint control or level of influence

When determining the appropriate basis of accounting for the Company’s interests in affiliates, the Company makes judgments about the degree of influence that it exerts directly or through an arrangement over the investees’ relevant activities. Information about these judgments is included in Note 11, 12 and 27.

(n) Critical accounting estimates

The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future years affected.

(i) Biological assets and inventory

In calculating the value of the biological assets and inventory, management is required to make a number of estimates, including estimating the stage of growth of the cannabis up to the point of harvest, harvesting costs, selling costs, average or expected selling prices and list prices, expected yields for the cannabis plants, and oil conversion factors. In calculating final inventory values, management compares the inventory cost to estimated net realizable value. Further information on estimates used in determining the fair value of biological assets is contained in Note 8.

(ii) Estimated useful lives and depreciation and amortization of property, plant and equipment and intangible assets

Depreciation and amortization of property, plant and equipment and intangible assets are dependent upon estimates of useful lives, which are determined through the exercise of judgment. The assessment of any impairment of these assets is dependent upon estimates of recoverable amounts that take into account factors such as economic and market conditions and the useful lives of assets.

(iii) Share-based compensation

In calculating the share-based compensation expense, key estimates such as the rate of forfeiture of options granted, the expected life of the option, the volatility of the Company’s stock price and the risk-free interest rate are used. To calculate the share-based compensation expense related to key employee performance milestones associated with the terms of an acquisition, the Company must estimate the number of shares that will be earned and when they will be exercised based on estimated discounted probabilities.

(iv) Fair value measurements

Certain of the Company’s assets and liabilities are measured at fair value. In estimating fair value the Company uses market-observable data to the extent it is available. In certain cases where Level 1 inputs are not available the Company will engage third party qualified valuers to perform the valuation.

Information about the valuation techniques and inputs used in determining the fair value of biological assets is disclosed in Note 8, the acquired intangible assets in Note 27(a), the retained interest in Agripharm in Note 27(d), and financial instruments in Note 31.